Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2020
Expenses By Nature [Abstract]
Schedule of expenses by nature

	Production costs	Costs (i)	General and administrative expenses	Selling expenses	Total as of 06.30.20
Leases, services charges and vacant property costs	9	164	33	21	227
Depreciation and amortization	1,372	10,180	2,987	3,258	17,797
Doubtful accounts	-	89	-	967	1,056
Advertising, publicity and other selling expenses	-	515	-	2,475	2,990
Taxes, rates and contributions	46	687	135	1,329	2,197
Maintenance and repairs	88	4,680	600	428	5,796
Fees and payments for services	33	4,954	1,958	113	7,058
Director’s fees	-	-	748	-	748
Payroll and social security liabilities	561	7,695	4,851	5,760	18,867
Cost of sale of goods and services	-	17,050	-	-	17,050
Cost of sale of agricultural products and biological assets	-	12,249	-	-	12,249
Supplies and labors	8,385	5,275	2	90	13,752
Freights	78	54	-	1,258	1,390
Commissions and bank charges	-	6	100	-	106
Conditioning and clearance	-	-	-	179	179
Travel, library expenses and stationery	48	50	76	25	199
Interconnection and roaming expenses	-	6,960	-	-	6,960
Fees to other operators	-	9,711	-	-	9,711
Others	811	3,652	777	445	5,685
Total expenses by nature as of 06.30.20	11,431	83,971	12,267	16,348	124,017

	Production costs	Costs (i)	General and administrative expenses	Selling expenses	Total as of 06.30.19
Leases, services charges and vacant property costs	10	174	57	404	645
Depreciation and amortization	583	6,680	1,792	2,350	11,405
Doubtful accounts	-	6	13	645	664
Advertising, publicity and other selling expenses	-	585	24	2,315	2,924
Taxes, rates and contributions	50	781	109	1,206	2,146
Maintenance and repairs	99	4,723	652	380	5,854
Fees and payments for services	30	7,332	2,812	200	10,374
Director’s fees	-	-	1,000	-	1,000
Payroll and social security liabilities	517	7,185	4,578	5,018	17,298
Cost of sale of goods and services	-	18,024	-	-	18,024
Cost of sale of agricultural products and biological assets	-	7,503	-	-	7,503
Supplies and labors	7,994	5,134	1	44	13,173
Freights	61	36	-	655	752
Commissions and bank charges	-	73	80	3	156
Conditioning and clearance	-	-	-	121	121
Travel, library expenses and stationery	63	60	119	27	269
Interconnection and roaming expenses	-	6,064	-	-	6,064
Fees to other operators	-	8,950	31	-	8,981
Others	333	2,074	884	608	3,899
Total expenses by nature as of 06.30.19	9,740	75,384	12,152	13,976	111,252

	Production costs	Costs (i)	General and administrative expenses	Selling expenses	Total as of 06.30.18
Leases, services charges and vacant property costs	4	123	49	347	523
Depreciation and amortization	500	5,852	1,552	2,337	10,241
Doubtful accounts	-	7	-	676	683
Advertising, publicity and other selling expenses	-	693	13	3,258	3,964
Taxes, rates and contributions	53	710	200	949	1,912
Maintenance and repairs	117	4,169	423	247	4,956
Fees and payments for services	13	5,418	2,310	192	7,933
Director’s fees	-	-	753	-	753
Food, beverage and other lodging expenses	-	100	7	23	130
Payroll and social security liabilities	607	6,912	4,651	3,804	15,974
Cost of sale of goods and services	-	12,996	-	-	12,996
Cost of sale of agricultural products and biological assets	-	6,390	-	-	6,390
Supplies and labors	4,701	4,668	3	27	9,399
Freights	53	3	-	820	876
Bank commissions and expenses	-	-	24	-	24
Conditioning and clearance	-	-	-	153	153
Travel, library expenses and stationery	40	7	20	7	74
Interconnection and roaming expenses	-	5,241	-	-	5,241
Fees to other operators	-	6,499	-	-	6,499
Others	878	2,290	871	649	4,688
Total expenses by nature as of 06.30.18	6,966	62,078	10,876	13,489	93,409